UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
(Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Impact Growth Fund
March 31, 2019 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 96.6%
Common Stocks — 92.8%

Basic Materials — 1.8%
Chemicals — 1.7%
Albemarle Corp.	2,069	$169,617
FMC Corp.	2,710	208,182
Hawkins Inc.	6,579	242,305
Innospec Inc.	3,472	289,391
The Sherwin-Williams Co.	409	176,160
		1,085,655
Mining — 0.1%
Livent Corp. (a)	2,434	29,889
Total Basic Materials (Cost $1,151,275)		1,115,544

Communications — 15.4%
Internet — 10.4%
Alphabet Inc. Cl A (a)	1,060	1,247,503
Alphabet Inc. Cl C (a)	1,128	1,323,494
Amazon.com Inc. (a)	1,080	1,923,210
Booking Holdings Inc. (a)	166	289,655
Facebook Inc. Cl A (a)	8,000	1,333,520
Netflix Inc. (a)	1,000	356,560
		6,473,942
Media — 2.7%
Charter Communications Inc. (a)	514	178,312
Comcast Corp.	16,000	639,680
The New York Times Co.	20,000	657,000
Sirius XM Holdings Inc.	30,000	170,100
		1,645,092
Telecommunications — 2.3%
AT&T Inc.	21,000	658,560
Cisco Systems Inc.	8,125	438,669
Verizon Communications Inc.	6,000	354,780
		1,452,009
Total Communications (Cost $7,807,936)		9,571,043

Consumer, Cyclical — 9.2%
Airlines — 0.3%
American Airlines Group Inc.	5,000	158,812
Apparel — 0.4%
adidas AG -SP-ADR f	2,000	243,700
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	10,366	175,496
REV Group Inc.	8,610	94,280
		269,776
Auto Parts & Equipment — 0.4%
Aptiv PLC f	2,886	229,408
Distribution & Wholesale — 0.3%
LKQ Corp. (a)	7,393	209,813
Entertainment — 3.0%
AMC Entertainment Holdings Inc.	24,625	365,681
IMAX Corp. (a) f	24,000	544,320
Six Flags Entertainment Corp.	12,000	592,200
Vail Resorts Inc.	1,565	340,075
		1,842,276
Lodging — 0.4%
Marriott International Inc.	2,134	266,942
Retail — 4.0%
The Home Depot Inc.	2,870	550,724
Papa John's International Inc.	6,000	317,700
Ross Stores Inc.	3,412	317,657
Starbucks Corp.	5,957	442,844
The TJX Cos. Inc.	6,100	324,581
Village Farms International Inc. (a) f	39,500	553,395
		2,506,901
Total Consumer, Cyclical (Cost $5,520,722)		5,727,628

Consumer, Non-cyclical — 16.7%
Beverages — 0.2%
Farmer Brothers Co. (a)	6,598	132,026
Biotechnology — 4.0%
Alexion Pharmaceuticals Inc. (a)	1,886	254,950
Amgen Inc.	2,641	501,737
Biogen Inc. (a)	688	162,630
Celgene Corp. (a)	3,500	330,190
Gilead Sciences Inc.	5,000	325,050
Illumina Inc. (a)	985	306,030
MYOS RENS Technology Inc. (a)	36,060	57,335
Regeneron Pharmaceuticals Inc. (a)	750	307,965
Vertex Pharmaceuticals Inc. (a)	1,432	263,416
		2,509,303
Commercial Services — 1.4%
The Brink's Co.	3,200	241,312
Cintas Corp.	534	107,927
IHS Markit Ltd. (a) f	3,648	198,378
PayPal Holdings Inc. (a)	3,243	336,753
		884,370
Food — 1.1%
Conagra Brands Inc.	11,800	327,332
Lamb Weston Holdings Inc.	2,995	224,445
Sprouts Farmers Market Inc. (a)	5,000	107,700
		659,477
Healthcare-Products — 7.1%
Align Technology Inc. (a)	934	265,564
Becton Dickinson and Co.	995	248,481
Boston Scientific Corp. (a)	8,316	319,168
The Cooper Cos. Inc.	960	284,323
DENTSPLY SIRONA Inc.	3,794	188,145
Edwards Lifesciences Corp. (a)	1,716	328,322
Henry Schein Inc. (a)	2,000	120,220
Hologic Inc. (a)	5,723	276,993
IDEXX Laboratories Inc. (a)	1,244	278,158
Intuitive Surgical Inc. (a)	546	311,537
LivaNova PLC (a) f	3,700	359,825
Medtronic PLC f	4,522	411,864
Patterson Cos. Inc.	6,614	144,516
Stryker Corp.	1,417	279,886
Thermo Fisher Scientific Inc.	1,452	397,442
Zimmer Biomet Holdings Inc.	1,869	238,671
		4,453,115
Healthcare-Services — 1.3%
HCA Healthcare Inc.	2,215	288,792
IQVIA Holdings Inc. (a)	2,207	317,477
Laboratory Corp of America Holdings (a)	1,292	197,650
		803,919
Pharmaceuticals — 1.6%
AbbVie Inc.	2,221	178,991
Green Growth Brands Inc. (a) f	40,000	139,185
Merck & Co Inc.	2,000	166,340
Perrigo Co. PLC f	2,552	122,904
Pfizer Inc.	8,566	363,798
		971,218
Total Consumer, Non-cyclical (Cost $9,198,813)		10,413,428

Energy — 8.0%
Energy-Alternate Sources — 5.7%
Canadian Solar Inc. (a) f	12,761	237,737
Enviva Partners LP	8,035	259,129
NextEra Energy Partners LP	8,372	390,470
Pattern Energy Group Inc.	45,000	990,000
Plug Power Inc. (a)	113,424	272,217
SolarEdge Technologies Inc. (a)	6,693	252,192
TerraForm Power Inc.	29,559	406,141
TPI Composites Inc. (a)	12,495	357,607
Vestas Wind Systems A/S - ADR f	2,782	78,091
Vivint Solar Inc. (a)	54,979	273,246
		3,516,830
Pipelines — 2.3%
Cheniere Energy Partners LP	737	30,902
Crestwood Equity Partners LP	19,428	683,671
Enterprise Products Partners LP	24,835	722,699
		1,437,272
Total Energy (Cost $4,034,993)		4,954,102

Financial — 16.9%
Banks — 9.4%
Bank of America Corp.	28,000	772,520
Bank of Hawaii Corp.	1,688	133,133
BB&T Corp.	2,614	121,629
BOK Financial Corp.	1,477	120,449
Chemical Financial Corp.	2,513	103,435
Citigroup Inc.	7,501	466,712
Citizens Financial Group Inc.	3,152	102,440
Comerica Inc.	1,485	108,880
Commerce Bancshares Inc.	2,544	147,705
Fifth Third Bancorp	4,296	108,345
First Interstate BancSystem Inc.	3,472	138,255
First Midwest Bancorp Inc.	3,000	61,380
JPMorgan Chase & Co.	11,000	1,113,530
KeyCorp	6,729	105,982
Lakeland Bancorp Inc.	7,105	106,078
M&T Bank Corp.	750	117,765
Morgan Stanley	6,174	260,543
Nicolet Bankshares Inc. (a)	2,584	154,006
Old National Bancorp	8,055	132,102
The PNC Financial Services Group Inc.	910	111,621
Seacoast Banking Corp. of Florida (a)	5,646	148,772
Southside Bancshares Inc.	2,000	66,460
State Street Corp.	1,361	89,567
TCF Financial Corp.	6,492	134,320
Tompkins Financial Corp.	1,749	133,046
TowneBank	4,811	119,072
TriState Capital Holdings Inc. (a)	6,090	124,419
Triumph Bancorp Inc. (a)	3,603	105,892
Trustmark Corp.	2,200	73,986
UMB Financial Corp.	1,873	119,947
U.S. Bancorp	2,567	123,704
WesBanco Inc.	3,335	132,566
		5,858,261
Diversified Financial Services — 4.3%
Aircastle Ltd. f	7,000	141,680
Ameriprise Financial Inc.	2,000	256,200
BlackRock Inc.	264	112,826
The Charles Schwab Corp.	2,720	116,307
CME Group Inc.	865	142,362
Intercontinental Exchange Inc.	2,020	153,803
Mastercard Inc. Cl A	3,500	824,075
Raymond James Financial Inc.	1,621	130,345
Visa Inc. Cl A	5,050	788,759
		2,666,357
Insurance — 2.4%
Berkshire Hathaway Inc. Cl B (a)	5,639	1,132,819
Chubb Ltd. f	958	134,196
Prudential Financial Inc.	1,285	118,066
Tiptree Inc.	11,000	69,630
		1,454,711
Private Equity — 0.2%
The Blackstone Group LP	4,021	140,614
Savings & Loans — 0.6%
OceanFirst Financial Corp.	5,310	127,759
Provident Financial Services Inc.	5,476	141,774
WSFS Financial Corp.	2,719	104,953
		374,486
Total Financial (Cost $9,497,301)		10,494,429

Industrial — 10.5%
Building Materials — 1.9%
Apogee Enterprises Inc.	5,433	203,683
Forterra Inc. (a)	8,556	36,106
Johnson Controls International PLC f	6,172	227,994
Lennox International Inc.	981	259,376
PGT Innovations Inc. (a)	13,108	181,546
Trex Co. Inc. (a)	4,194	258,015
		1,166,720
Electronics — 3.0%
Advanced Energy Industries Inc. (a)	3,544	176,066
Badger Meter Inc.	3,548	197,411
Control4 Corp. (a)	9,371	158,651
II-VI Inc. (a)	5,278	196,553
PerkinElmer Inc.	2,922	281,564
Tech Data Corp. (a)	6,000	614,460
Woodward Inc.	2,312	219,385
		1,844,090
Engineering & Construction — 0.8%
Argan Inc.	4,208	210,190
Comfort Systems U.S.A. Inc.	5,702	298,728
		508,918
Environmental Control — 0.5%
Energy Recovery Inc. (a)	23,036	201,104
US Ecology Inc.	2,350	131,553
		332,657
Hand & Machine Tools — 0.3%
Franklin Electric Co. Inc.	3,867	197,565
Machinery-Construction & Mining — 0.2%
Hyster Yale Materials Handling Inc.	2,519	157,085
Machinery-Diversified — 1.2%
Columbus McKinnon Corp.	4,703	161,548
IDEX Corp.	1,492	226,396
Wabtec Corp.	2,291	168,892
Xylem Inc.	2,293	181,239
		738,075
Miscellaneous Manufacturing — 1.9%
A.O. Smith Corp.	2,661	141,885
Donaldson Co. Inc.	3,517	176,061
ESCO Technologies Inc.	2,665	178,635
Federal Signal Corp.	8,699	226,087
Illinois Tool Works Inc.	3,150	452,119
		1,174,787
Packaging & Containers — 0.7%
Crown Holdings Inc. (a)	7,500	409,275
Total Industrial (Cost $6,049,765)		6,529,172

Technology — 12.5%
Computers — 2.9%
Apple Inc.	9,000	1,709,550
Western Digital Corp.	2,000	96,120
		1,805,670
Semiconductors — 2.4%
Analog Devices Inc.	2,327	244,963
Applied Materials Inc.	3,332	132,147
Intel Corp.	6,500	349,050
NVIDIA Corp.	1,700	305,252
NXP Semiconductor NV f	4,000	353,560
Veeco Instruments Inc. (a)	11,360	123,143
		1,508,115
Software — 7.2%
Adobe Systems Inc. (a)	1,400	373,086
Cerner Corp. (a)	3,484	199,320
Covetrus Inc. (a)	800	25,480
Electronic Arts Inc. (a)	2,619	266,169
ImageWare Systems Inc. (a)	125,000	182,500
Microsoft Corp.	23,230	2,739,746
salesforce.com Inc. (a)	1,884	298,369
VMware Inc.	2,000	361,020
		4,445,690
Total Technology (Cost $5,842,942)		7,759,475

Utilities — 1.8%
Electric — 1.8%
Brookfield Renewable Partners LP f	10,276	328,318
Clearway Energy Inc. Cl A	2,609	37,935
Clearway Energy Inc. Cl C	5,250	79,328
NextEra Energy Inc.	2,199	425,111
Ormat Technologies Inc.	5,116	282,147
		1,152,839
Total Utilities (Cost $1,105,633)		1,152,839
Total Common Stocks
(Cost $50,209,380)		57,717,660

Real Estate Investment Trusts — 3.7%
American Tower Corp.	1,211	238,640
Community Healthcare Trust Inc.	8,144	292,288
Equinix Inc.	765	346,667
Independence Realty Trust Inc.	70,000	755,300
Physicians Realty Trust	12,996	244,455
Starwood Property Trust Inc.	14,129	315,783
Ventas Inc.	1,961	125,131
		2,318,264
Total Real Estate Investment Trusts
(Cost $1,978,594)		2,318,264

Escrow Shares — 0.1%
Consumer, Cyclical — 0.1%
Airlines — 0.1%
AMR Corp. Escrow (a)*^	218,835	67,839
Total Escrow Shares
(Cost $24,536)		67,839
	Par Value
Escrow Note — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc. Escrow (Toys R Us) (a)+*^	$66,000	0
Total Escrow Note
(Cost $65,792)		0
Total Long-Term Investments
(Cost $52,278,302)		60,103,763
	Number of Shares
Short-Term Investments — 3.6%
Money Market Fund — 3.6%
First American Government Obligations Fund, Cl X, 2.332% (b)	2,235,488	2,235,488
Total Short-Term Investments
(Cost $2,235,488)		2,235,488
Total Investments
(Cost $54,513,790) — 100.2%		62,339,251
Liabilities in Excess of Other Assets, Net (0.2)%		(109,409)
Total Net Assets — 100.0%		$62,229,842

ADR	American Depositary Receipt
SP-ADR	Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield as of March 31, 2019.
f	Foreign issued security.
+	Defaulted
*	Indicates an illiquid security. Total market value for illiquid securities is $67,839, representing 0.1% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $67,839, representing 0.1% of net assets and level 3 securities.

Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund
March 31, 2019 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 93.2%
Common Stocks — 74.7%

Communications — 1.7%
Media — 1.7%
The New York Times Co.	10,000	$328,500
Total Communications (Cost $245,401)		328,500

Consumer, Cyclical — 21.9%
Apparel — 1.2%
Capri Holdings Ltd. (a) f	5,000	228,750
Entertainment — 12.2%
AMC Entertainment Holdings Inc.	48,000	712,800
Cinemark Holdings Inc.	6,000	239,940
IMAX Corp. (a) f	20,000	453,600
Six Flags Entertainment Corp.	20,000	987,000
		2,393,340
Home Builders — 6.4%
DR Horton Inc.	4,500	186,210
Lennar Corp.	8,000	392,720
Skyline Champion Corp.	36,000	684,000
		1,262,930
Retail — 2.1%
Papa John's International Inc.	8,000	423,600
Total Consumer, Cyclical (Cost $4,476,287)		4,308,620

Consumer, Non-cyclical — 11.2%
Agriculture — 4.1%
Archer-Daniels-Midland Co.	11,000	474,430
Village Farms International Inc. (a) f	24,000	336,240
		810,670
Food — 4.4%
Conagra Brands Inc.	31,000	859,940
Healthcare-Products — 2.0%
LivaNova PLC (a) f	2,500	243,125
STERIS PLC f	1,158	148,259
		391,384
Healthcare-Services — 0.0%
Nobilis Health Corp. (a) f	38,393	13,437
Pharmaceuticals — 0.7%
Phibro Animal Health Corp.	4,169	137,577
Total Consumer, Non-cyclical (Cost $1,930,004)		2,213,008

Energy — 12.5%
Energy-Alternate Sources — 7.8%
Enviva Partners LP	23,500	757,875
Pattern Energy Group Inc.	35,000	770,000
		1,527,875
Pipelines — 4.7%
Crestwood Equity Partners LP	18,000	633,420
Enterprise Products Partners LP	10,000	291,000
		924,420
Total Energy (Cost $1,978,460)		2,452,295

Financial — 19.4%
Banks — 1.6%
Financial Institutions Inc.	5,055	137,395
TriCo Bancshares	4,461	175,273
		312,668
Diversified Financial Services — 9.0%
Aircastle Ltd. f	35,000	708,400
Ameriprise Financial Inc.	1,000	128,100
Lazard Ltd. f	10,300	372,242
Raymond James Financial Inc.	7,000	562,870
		1,771,612
Insurance — 6.8%
Reinsurance Group of America Inc. Cl A	1,600	227,168
Tiptree Inc.	63,061	399,176
Torchmark Corp.	4,926	403,686
Voya Financial Inc.	6,118	305,655
		1,335,685
Savings & Loans — 2.0%
TFS Financial Corp.	24,000	395,280
Total Financial (Cost $3,569,865)		3,815,245

Industrial — 5.5%
Electronics — 1.9%
Tech Data Corp. (a)	3,750	384,037
Packaging & Containers — 3.6%
Crown Holdings Inc. (a)	13,000	709,410
Total Industrial (Cost $959,903)		1,093,447

Technology — 0.6%
Semiconductors — 0.4%
KLA-Tencor Corp.	718	85,677
Software — 0.2%
ImageWare Systems Inc. (a)	30,000	43,800
Total Technology (Cost $115,747)		129,477

Utilities — 1.9%
Electric — 1.2%
Clearway Energy Inc. Cl C	15,000	226,650
Water — 0.7%
Aqua America Inc.	3,848	140,221
Total Utilities (Cost $349,659)		366,871
Total Common Stocks
(Cost $13,625,326)		14,707,463

Closed-End Mutual Fund — 0.9%
FS KKR Capital Corp.	30,000	181,500
Total Closed-End Mutual Fund
(Cost $183,381)		181,500

Real Estate Investment Trusts — 17.6%
AG Mortgage Investment Trust Inc.	5,000	84,200
Apple Hospitality REIT Inc.	10,000	163,000
Blackstone Mortgage Trust Inc.	7,000	241,920
DiamondRock Hospitality Co.	23,568	255,241
Independence Realty Trust Inc.	91,000	981,890
Invesco Mortgage Capital Inc.	12,500	197,500
Mid-America Apartment Communities Inc.	2,000	218,660
Starwood Property Trust Inc.	41,588	929,492
WP Carey Inc.	5,000	391,650
Total Real Estate Investment Trusts
(Cost $3,161,054)		3,463,553
Total Long-Term Investments
(Cost $16,969,761)		18,352,516

Short-Term Investments — 2.3%
Money Market Fund — 2.3%
First American Government Obligations Fund, Cl X, 2.332% (b)	449,133	449,133
Total Short-Term Investments
(Cost $449,133)		449,133
Total Investments
(Cost $17,418,894) — 95.5%		18,801,649
Other Assets in Excess of Liabilities, Net 4.5%		881,474
Total Net Assets — 100.0%		$19,683,123

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield as of March 31, 2019.
f	Foreign issued security.

Summary of Fair Value Exposure at March 31, 2019

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to,  OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

QUAKER IMPACT GROWTH FUND (formerly Quaker Strategic Growth Fund)
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$57,717,660	$-	$-	$57,717,660
Real Estate Investment Trusts	2,318,264	-	-	2,318,264
Escrow Shares^	-	-	67,839	67,839
Escrow Note^	-	-	0	0
Money Market Fund	2,235,488	-	-	2,235,488
Total Investments in Securities	$62,271,412	$-	$67,839	$62,339,251
QUAKER SMALL/MID-CAP IMPACT VALUE FUND (Quaker Small-Cap Value Fund)
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,707,463	$-	$-	$14,707,463
Closed End Mutual Fund	181,500	-	-	181,500
Real Estate Investment Trusts	3,463,553	-	-	3,463,553
Money Market Fund	449,133	-	-	449,133
Total Investments in Securities	$18,801,649	$-	$-	$18,801,649

^ See the Fund's Schedules of Investments for industry classifications of the two Escrow securities in Quaker Impact Growth Fund noted as Level 3.

Level 3 Reconciliation
The following is a reconciliation of Impact Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER IMPACT GROWTH FUND (formerly Quaker Strategic Growth Fund)

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2018	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2019
Escrow Shares (1)	$365,454	$-	$(56,542)	$-	$(241,073)	$-	$-	$67,839
Escrow Note (2)	$-	$-	$-	$-	$-	$-	$0	$0
Total	$365,454	$-	$(56,542)	$-	$(241,073)	$-	$-	$67,839
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2019								$(241,073)

(1) This security moved from Common Stocks.
(2) This security moved from Corporate Bond and a Level 2.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2019:

QUAKER IMPACT GROWTH FUND (formerly Quaker Strategic Growth Fund)

	Fair Value at	Valuation	Unobservable	Input
	March 31, 2019	Technique	Input	Values
Escrow Shares
Airlines	$67,839	Market approach	Estimated obligations to other parties	60mm*

Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

  * An increase in the unobservable input would decrease the valuation and decrease the in the unobservable input would increase the valuation.
** An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a -15(b) and 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) (17 CFR 270.30a – 3(d)) that occurred during the Registrant's third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Quaker Investment Trust

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    May 9, 2019

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    May 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    May 9, 2019

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    May 13, 2019